Net Finance Income (Expense) - Summary of Net Finance Income (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of details of finance income expense [Line Items]
Finance income	$ 1,330	$ 2,381	$ 928
Income from investments and marketable securities (Government Bonds)	558
Discount and premium on repurchase of debt securities	5
Gain from signed agreements (electric sector)	79
Other income, net	688
Finance expenses	(7,086)	(5,675)	(7,006)
Interest on finance debt	(4,847)
Unwinding of discount on lease liabilities	(1,514)
Discount and premium on repurchase of debt securities	(860)
Capitalized borrowing costs	1,332
Unwinding of discount on the provision for decommissioning costs	(795)
Other finance expenses and income, net	(402)
Foreign Exchange gains (losses)	(72)
Reclassification of hedge accounting to the Statement of Income	(3,136)	(3,315)	(3,154)
Other foreign exchange gains (losses) and indexation charges, net	200
Total	(8,764)	(6,484)	(9,719)
Foreign exchange gains (losses) and indexation charges	$ (3,008)
Reclassification [Member]
Disclosure of details of finance income expense [Line Items]
Finance income		2,381	928
Income from investments and marketable securities (Government Bonds)		563	472
Discount and premium on repurchase of debt securities		323
Gain from signed agreements (electric sector)		724
Other income, net		771	456
Finance expenses		(5,675)	(7,006)
Interest on finance debt		(5,920)	(6,685)
Unwinding of discount on lease liabilities		(10)	(19)
Discount and premium on repurchase of debt securities		(651)	(338)
Capitalized borrowing costs		1,814	1,976
Unwinding of discount on the provision for decommissioning costs		(652)	(762)
Other finance expenses and income, net		(256)	(1,178)
Foreign Exchange gains (losses)		(66)	(857)
Reclassification of hedge accounting to the Statement of Income		(3,315)	(3,154)
Other foreign exchange gains (losses) and indexation charges, net		191	370
Total		(6,484)	(9,719)
Foreign exchange gains (losses) and indexation charges		$ (3,190)	$ (3,641)